Assets Held for Sale - Details of Net Cash Flows Deriving from Transaction (Detail) - EUR (€) € in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets Held For Sale [Line Items]
Cash and cash equivalents in the statement of cash flows	[1]	€ 52,249	€ 46,076	€ 37,825	€ 60,369
IMPE S.p.A. [member]
Assets Held For Sale [Line Items]
Consideration agreed for the disposal of 100% stake in IMPE S.p.A		8,202
Cash and Cash equivalents as at the date of disposal of IMPE S.p.A		(1,313)
Portion of consideration not cashed as at December 31, 2021		(1,374)
Cash and cash equivalents in the statement of cash flows		€ 5,515

[1]	As at December 31, 2021, 2020 and 2019 cash and cash equivalents include bank overdrafts of 1,223, 2,111 and 1,974, respectively, that are repayable on demand and form an integral part of the Group’s cash management.